Risk Management Activities (Tables)	12 Months Ended
Dec. 31, 2019
Statement [LineItems]
Summary of gain loss from derivative financial instruments
The following table summarises the (loss)/gain on financial instruments recognised in profit or loss for the derivative financial instruments entered into by Gold Fields:

	UNITED STATES DOLLAR
Figures in millions unless otherwise stated	2019	2018	2017
South Deep gold hedge	(25.8)	(3.2)	10.9
Ghana gold hedge	(37.7)	22.0	—
Ghana oil hedge	2.5	1.5	8.8
Peru copper hedge	—	9.2	(5.7)
Australia gold hedge	(178.8)	(4.6)	15.3
Australia oil hedge	2.3	1.4	5.1
Australia foreign currency hedge	(7.2)	(9.1)	—
Maverix warrants – gain on fair value	4.2	3.8	—
Gain on fair value on disposal of Maverix	2.5	—	—

	(238.0)	21.0	34.4

Credit risk [member]
Statement [LineItems]
Schedule of Combined Maximum Credit Risk Exposure
The combined maximum credit risk exposure of the Group is as follows:

	United States Dollar
Figures in millions unless otherwise stated	2019	2018 Restated 1
Environmental trust funds	69.5	60.8
Trade and other receivables 2	74.2	64.9
Cash and cash equivalents	515.0	219.7

1	Refer note 42.
2	Trade and other receivables above exclude VAT, import duties, prepayments, payroll receivables, derivative contracts and diesel rebates amounting to US$62.9 million (2018: US$73.7 million).

Summary of the Exposure to Credit Risk for Trade Receivables by Geographic Region
At 31 December 2019, the exposure to credit risk for trade receivables by geographic region was as follows:

	2019 US$ million	2018 Restated 1 US$ million
South Africa	—	—
Ghana	0.8	—
Australia	—	—
Peru	22.8	15.3

Total trade receivables	23.6	15.3

1	Refer note 42.

Schedule of Contractually Due Undiscounted Cash Flows Resulting from Maturities of All Financial Liabilities, Including Interest Payments
The following are the contractually due undiscounted cash flows resulting from maturities of all financial liabilities, including interest payments:

	United States Dollar
Figures in millions unless otherwise stated	Within one year	Between one and five years	After five years	Total
2019
Trade and other payables	385.3	—	—	385.3
Gold and foreign exchange derivative contracts	127.6	—	—	127.6
Borrowings 1
- US$ borrowings 2
- Capital 3	685.9	500.0	500.0	1,685.9
- Interest	81.0	209.1	134.0	424.1
- A$ borrowings 4
- Capital	—	168.5	—	168.5
- Interest	5.5	2.2	—	7.7
Environmental rehabilitation costs 6	11.9	28.4	396.0	436.3
Finance lease liabilities	63.9	178.2	205.3	447.4
South Deep dividend	1.4	3.8	3.3	8.5

Total	1,362.5	1,090.2	1,238.6	3,691.3

2018 Restated 7
Trade and other payables	307.6	—	—	307.6
Gold, copper and foreign exchange derivative contracts	22.6	—	—	22.6
Borrowings 1
- US$ borrowings 2
- Capital 3	—	1,452.9	—	1,452.9
- Interest	69.3	53.2	—	122.5
- A$ borrowings 4
- Capital	—	316.5	—	316.5
- Interest	13.8	19.4	—	33.2
- Rand borrowings 5
- Capital	92.5	47.9	—	140.4
- Interest	12.1	1.2	—	13.3
Environmental rehabilitation costs 6	13.0	33.7	353.2	399.9
Finance lease liabilities	11.6	41.5	58.4	111.5
South Deep dividend	1.4	4.1	4.1	9.6

Total	543.9	1,970.4	415.7	2,930.0

1	Spot Rate: R14.00 = US$1.00 (2018: R14.63 = US$1.00).
2	USD borrowings - Spot LIBOR (one month fix) rate adjusted by specific facility agreement: 1.7625% (2018: 2.50625% (one month fix)).
3
The capital amounts of the US$1 billion notes issue, US$500 million
5-year
notes issue and the US$500
10-year
notes issue in the table above represent the principal amounts to be repaid and differ from the carrying values presented in the statement of financial position due to the unwinding of transaction costs capitalised at inception.

4	AUD borrowings - Spot Bank Bill Swap Bid Rate (BBSY) (one month fix) rate adjusted by specific facility agreement: 0.92% (2018: 2.02%).
5	ZAR borrowings - Spot JIBAR (one month fix) rate adjusted by specific facility agreement for 2018: 6.942% and bank overnight borrowing rate on uncommitted credit facilities for 2018: 8.1%.
6
Although environmental rehabilitation costs do not meet the definition of a financial liability, the Group included the gross closure cost estimate in the undiscounted cash flows as it represents a future cash outflow (refer note 25.1). In South Africa and Ghana, US$69.5 million (2018: US$60.8 million) of the environmental rehabilitation costs is funded through the environmental trust funds.

7	Refer note 42.

Equity price risk [member]
Statement [LineItems]
Summary of Effect of Change in Finance Expense on Group's Shareholders' Equity
The table below summarises the impact of increases/decreases of the exchanges on the Group’s shareholders’ equity in case of shares. The analysis is based on the assumption that the share prices quoted on the exchange have increased/decreased with all other variables held constant and the Group’s investments moved according to the historical correlation with the index.

	United States Dollar
Senstivity to equity security price	(Decrease)/increase in equity price
Figures in millions unless otherwise stated	(10.0%)	(5.0%)	5.0%	10.0%
2019
(Decrease)/increase in OCI 1	(4.8)	(2.4)	2.4	4.8
2018
(Decrease)/increase in OCI 1	(9.3)	(4.7)	4.7	9.3

1	Spot rate: R14.00 = US$1.00 (2018: R14.63 = US$1.00)

The tables below summarise the impact of increases/decreases on the Group’s shareholders’ equity in case of changes in the key inputs used to value the preference shares. The first analysis is based on the assumption that the market related discount rate have increased/decreased with all other variables held constant. The second analysis is based on the assumption that the timing of the cash flows used in the life-of-mine
model increased/decreased with all other variables held constant.

	United States Dollar
Sensitivity to preference share price risk	(Decrease)/increase in discount rate
Figures in millions unless otherwise stated	(1.0%)	(2.0%)	2.0%	1.0%
2019
Increase/(decrease) in OCI	3.7	7.6	(6.7)	(3.4)
2018
Increase/(decrease) in OCI	3.4	6.8	(6.8)	(3.4)

Sensitivity to preference share price risk	(Decrease)/increase in timing of cash flows
Figures in millions unless otherwise stated	1 year earlier	1 year later
2019
Increase/(decrease) in OCI	4.9	(7.5)
2018
Increase/(decrease) in OCI	11.1	(10.1)

Sensitivity to interest rates [member]
Statement [LineItems]
Summary of Effect of Change in Finance Expense on Group's Profit or Loss had LIBOR and Prime Differed as Indicated
The table below summarises the effect of a change in finance expense on the Group’s profit or loss had LIBOR, JIBAR, Prime and BBSY differed as indicated. The analysis is based on the assumption that the applicable interest rate increased/decreased with all other variables held constant and is calculated on the weighted average borrowings for the year. All financial instruments with fixed interest rates that are carried at amortised cost are not subject to the interest rate sensitivity analysis.

	United States Dollar
Sensitivity to interest rates	Change in interest expense for a nominal change in interest rates
Figures in millions unless otherwise stated	(1.5%)	(1.0%)	(0.5%)	0.5%	1.0%	1.5%
2019
Sensitivity to LIBOR interest rates	(5.1)	(3.4)	(1.7)	1.7	3.4	5.1
Sensitivity to BBSY interest rates 2	(0.7)	(0.4)	(0.2)	0.2	0.4	0.7
Sensitivity to JIBAR and prime interest rates 3	(0.8)	(0.5)	(0.3)	0.3	0.5	0.8

Change in finance expense	(6.6)	(4.3)	(2.2)	2.2	4.3	6.6

2018 Restated 1
Sensitivity to LIBOR interest rates	(9.8)	(6.5)	(3.3)	3.3	6.5	9.8
Sensitivity to BBSY interest rates 2	(4.9)	(3.3)	(1.6)	1.6	3.3	4.9
Sensitivity to JIBAR and prime interest rates 3	(1.2)	(0.8)	(0.4)	0.4	0.8	1.2

Change in finance expense	(15.9)	(10.6)	(5.3)	5.3	10.6	15.9

1	Refer note 42.
2	Average rate: A$0.70 = US$1.00 (2018: A$0.75 = US$1.00)
3	Average rate: R14.46 = US$1.00 (2018: R13.2 = US$1.00)

Schedule Of Effect Of A Change In Loss On Financial Instruments To Value The Gold Derivative Contracts
Commodity price hedging sensitivity
The tables below summarise the effect of a change in the loss on financial instruments on the Group’s profit or loss in case of changes in the key inputs used to value the gold derivative contracts included in trade and other payables. The first analysis is based on the assumption that the gold forward prices have increased/decreased with all other variables held constant. The second analysis is based on the assumption that the interest rates increased/decreased with all other variables held constant.

	United States Dollar
Sensitivity to gold forward prices	(Decrease)/increase in gold forward prices
Figures in millions unless otherwise stated	(US$150)	(US$100)	(US$50)	US$50	US$100	US$150
2019
(Increase)/decrease in loss on financial instruments	120.8	85.7	45.4	(48.7)	(99.4)	(151.1)

	United States Dollar
Sensitivity to interest rates	(Decrease)/increase in interest rates
Figures in millions unless otherwise stated	(1.5%)	(1.0%)	(0.5%)	0.5%	1.0%	1.5%
2019
(Increase)/decrease in loss on financial instruments	5.9	4.0	2.0	(2.1)	(4.2)	(6.3)